(Increase)/decrease in working capital (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
(Increase)/decrease in working capital
(Increase)/decrease in inventories	R (3,413)	R (3,214)	R 1,125
(Increase)/decrease in trade receivables	(2,789)	(346)	2,849
Increase/(decrease) in trade payables	2,441	1,393	(2,274)
(Increase)/decrease in working capital	R (3,761)	R (2,167)	R 1,700